Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment	$ 6,250	$ 4,979	$ 3,697
Proceeds from sale of assets	145	89	529
Net repayment of interest bearing liabilities	2,604	4,188	7,114
Dividends paid to non-controlling interests	1,198	1,582	575
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment	443	900	555
Proceeds from sale of assets	0	39	118
Net repayment of interest bearing liabilities	6	4	6
Distribution (contribution) to non-controlling interests	0	14	16
Dividends paid to non-controlling interests	$ 7	$ 22	$ 6